Property, plant and equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 3,606,952	$ 3,385,958
Less: accumulated depreciation	(2,182,744)	(1,926,197)
Construction in progress	1,300,191	0
Total	2,724,399	1,459,761
Building [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,594,764	1,515,934
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,823,468	1,682,371
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	11,480	19,174
Transportation Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 177,240	$ 168,479